Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 8,550	$ 7,647	$ 8,189	$ 7,366
Provision for credit losses	1,072	766	3,144	2,055
Write-offs, net of recoveries	(788)	(515)	(2,446)	(1,512)
Foreign exchange disposals and other adjustments	4	(124)	(49)	(135)
Allowance account for credit losses of financial assets, Balance at end of period	8,838	7,774	8,838	7,774
Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,545	6,644	7,136	6,432
Allowance account for credit losses of financial assets, Balance at end of period	7,811	6,784	7,811	6,784
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,547	7,644	8,185	7,363
Provision for credit losses	1,071	766	3,144	2,056
Write-offs, net of recoveries	(788)	(515)	(2,446)	(1,512)
Foreign exchange disposals and other adjustments	4	(123)	(49)	(135)
Allowance account for credit losses of financial assets, Balance at end of period	8,834	7,772	8,834	7,772
Allowance For Credit Losses On Debt Securities [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	3	4	3
Provision for credit losses	1	0	0	(1)
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	(1)	0	0
Allowance account for credit losses of financial assets, Balance at end of period	4	2	4	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	2	2	1
Provision for credit losses	1	0	1	0
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	(1)	0	0
Allowance account for credit losses of financial assets, Balance at end of period	3	1	3	1
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	1	2	2
Provision for credit losses	0	0	(1)	(1)
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	1	1	1	1
At Amortized Cost [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,545	6,644	7,136	6,432
Allowance account for credit losses of financial assets, Balance at end of period	7,811	6,784	7,811	6,784
At FVOCI [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	0	0	0	0
Allowance For Off Balance Sheet Insturments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,002	1,000	1,049	931
Allowance account for credit losses of financial assets, Balance at end of period	1,023	988	1,023	988
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	403	334	403	323
Provision for credit losses	(16)	45	(16)	61
Write-offs, net of recoveries	(2)	(1)	(5)	(5)
Foreign exchange disposals and other adjustments	0	0	3	(1)
Allowance account for credit losses of financial assets, Balance at end of period	385	378	385	378
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,072	1,766	1,895	1,704
Provision for credit losses	339	246	1,082	691
Write-offs, net of recoveries	(302)	(199)	(865)	(576)
Foreign exchange disposals and other adjustments	1	(19)	(2)	(25)
Allowance account for credit losses of financial assets, Balance at end of period	2,110	1,794	2,110	1,794
Credit card [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,644	2,480	2,577	2,352
Provision for credit losses	397	294	1,250	958
Write-offs, net of recoveries	(396)	(287)	(1,168)	(815)
Foreign exchange disposals and other adjustments	6	(46)	(8)	(54)
Allowance account for credit losses of financial assets, Balance at end of period	2,651	2,441	2,651	2,441
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,428	3,064	3,310	2,984
Provision for credit losses	351	181	828	346
Write-offs, net of recoveries	(88)	(28)	(408)	(116)
Foreign exchange disposals and other adjustments	(3)	(58)	(42)	(55)
Allowance account for credit losses of financial assets, Balance at end of period	$ 3,688	$ 3,159	$ 3,688	$ 3,159